Schedule of Investments (unaudited) June 30, 2019	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Aerospace & Defense — 4.5%
HEICO Corp.	699,805	$93,640,907
Hexcel Corp.	324,728	26,264,001
Teledyne Technologies, Inc.(a)	275,834	75,542,658

		195,447,566

Automobiles — 1.7%
Ferrari NV(b)	460,018	74,256,106

Banks — 1.1%
First Republic Bank	185,869	18,150,108
SVB Financial Group(a)	141,132	31,696,836

		49,846,944

Capital Markets — 5.8%
Cboe Global Markets, Inc.	485,971	50,361,175
MarketAxess Holdings, Inc.	110,168	35,410,199
MSCI, Inc.	445,997	106,499,624
Tradeweb Markets, Inc., Class A(b)	1,393,944	61,068,687

		253,339,685

Commercial Services & Supplies — 3.9%
Copart, Inc.(a)(b)	1,360,735	101,701,334
Waste Connections, Inc.	719,838	68,802,116

		170,503,450

Communications Equipment — 1.9%
Motorola Solutions, Inc.	490,507	81,782,232

Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc.(a)	587,439	88,626,922
ServiceMaster Global Holdings, Inc.(a)	1,121,794	58,434,249

		147,061,171

Diversified Telecommunication Services — 0.9%
GCI Liberty, Inc., Class A(a)(b)	626,451	38,501,678

Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies, Inc.(a)(b)	858,145	77,070,002

Entertainment — 5.7%
Liberty Media Corp. - Liberty Formula One, Class C(a)	1,012,015	37,859,481
Live Nation Entertainment, Inc.(a)(b)	1,427,129	94,547,296
Madison Square Garden Co., Class A(a)	280,966	78,653,622
Netflix, Inc.(a)	93,063	34,183,901

		245,244,300

Equity Real Estate Investment Trusts (REITs) — 2.6%
CoreSite Realty Corp.	235,768	27,153,401
SBA Communications Corp.(a)	375,356	84,395,043

		111,548,444

Food Products — 0.4%
Lamb Weston Holdings, Inc.	294,904	18,685,117

Health Care Equipment & Supplies — 12.9%
ABIOMED, Inc.(a)	235,459	61,334,715
Align Technology, Inc.(a)	292,703	80,112,811
Cooper Cos., Inc.	112,125	37,773,791
IDEXX Laboratories, Inc.(a)	291,226	80,183,255
Masimo Corp.(a)(b)	539,453	80,281,395
STERIS PLC	434,338	64,664,241
Teleflex, Inc.	278,350	92,175,602
West Pharmaceutical Services, Inc.	510,064	63,834,510

		560,360,320

Health Care Providers & Services — 0.9%
Guardant Health, Inc.(a)(b)	435,135	37,565,205

Hotels, Restaurants & Leisure — 2.1%
Domino’s Pizza, Inc.	66,393	18,475,844

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	322,595	$71,996,752

		90,472,596

Interactive Media & Services — 4.0%
ANGI Homeservices, Inc., Class A(a)(b)(h)	4,534,394	58,992,466
IAC/InterActiveCorp(a)	536,361	116,674,608

		175,667,074

Internet & Direct Marketing Retail — 1.5%
MercadoLibre, Inc.(a)	103,193	63,130,382

IT Services — 12.3%
Adyen NV(a)(c)	81,502	62,869,477
Gartner, Inc.(a)	561,858	90,425,426
Global Payments, Inc.	286,464	45,871,480
GoDaddy, Inc., Class A(a)	1,199,725	84,160,709
InterXion Holding NV(a)	998,848	76,002,344
Jack Henry & Associates, Inc.	269,632	36,109,117
Okta, Inc.(a)(b)	677,721	83,705,321
Wix.com Ltd.(a)(b)	389,916	55,407,064

		534,550,938

Life Sciences Tools & Services — 2.8%
Adaptive Biotechnologies Corp.(a)	522,063	25,215,643
Avantor, Inc.(a)	2,673,741	51,041,716
PerkinElmer, Inc.(b)	490,051	47,211,513

		123,468,872

Machinery — 2.2%
IDEX Corp.	344,134	59,239,227
Nordson Corp.	241,537	34,131,593

		93,370,820

Media — 0.8%
New York Times Co., Class A	1,079,781	35,222,456

Pharmaceuticals — 1.6%
Catalent, Inc.(a)(b)	1,253,259	67,939,170

Professional Services — 5.8%
CoStar Group, Inc.(a)	202,929	112,434,842
TransUnion(b)	1,063,619	78,186,633
Verisk Analytics, Inc.	419,249	61,403,209

		252,024,684

Road & Rail — 0.3%
Uber Technologies, Inc. (Acquired 06/06/14, cost $5,000,911(a)(d)(e)	322,368	14,407,271

Semiconductors & Semiconductor Equipment — 4.9%
Cree, Inc.(a)(b)	1,135,682	63,802,615
Monolithic Power Systems, Inc.	396,401	53,823,328
Xilinx, Inc.	794,503	93,687,794

		211,313,737

Software — 11.0%
ANSYS, Inc.(a)(b)	359,986	73,732,332
Coupa Software, Inc.(a)(b)	508,256	64,350,292
Everbridge, Inc.(a)	328,551	29,379,030
Fair Isaac Corp.(a)(b)	343,395	107,832,898
RealPage, Inc.(a)	1,031,011	60,674,997
Synopsys, Inc.(a)	592,766	76,283,057
Tyler Technologies, Inc.(a)	307,746	66,479,291

		478,731,897

Textiles, Apparel & Luxury Goods — 1.3%
Canada Goose Holdings, Inc.(a)(b)	1,466,426	56,794,679

Total Common Stocks — 98.1% (Cost: $3,327,796,568)		4,258,306,796

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.8%

Hotels, Restaurants & Leisure — 0.3%
Peloton Interactive, Inc., Series F (Acquired 08/29/18, cost $11,165,755)(a)(d)(e)	773,241	$13,098,703

Internet & Direct Marketing Retail — 0.4%
Postmates, Inc., Series F (Acquired 01/08/19, cost $16,580,003)(a)(d)(e)	2,077,929	17,018,238

Software — 0.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $2,811,905)(a)(d)(e)	458,712	2,986,215

Total Preferred Stocks — 0.8% (Cost: $30,557,663)		33,103,156

Total Long-Term Investments — 98.9% (Cost: $3,358,354,231)		4,291,409,952

Security	Shares	Value

Short-Term Securities — 6.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(f)(h)	86,469,645	$86,469,645
SL Liquidity Series, LLC, Money Market Series, 2.55%(f)(g)(h)	213,653,737	213,717,833

Total Short-Term Securities — 6.9% (Cost: $300,142,363)		300,187,478

Total Investments — 105.8% (Cost: $3,658,496,594)		4,591,597,430

Liabilities in Excess of Other Assets — (5.8)%		(252,955,381)

Net Assets — 100.0%		$4,338,642,049

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $47,510,427, representing 1.1% of its net assets as of period end, and an original cost of $35,558,574.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

ANGI Homeservices, Inc., Class A	705,914	3,828,480		—	4,534,394	$58,992,466	$—		$—	$(20,863,715)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,889,907	67,579,738	(b)	—	86,469,645	86,469,645	733,535		—	—
SL Liquidity Series, LLC, Money Market Series	78,886,779	134,766,958	(b)	—	213,653,737	213,717,833	242,806	(c)	7,417	41,175

						$359,179,944	$976,341		$7,417	$(20,822,540)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$195,447,566	$—	$—	$195,447,566
Automobiles	74,256,106	—	—	74,256,106
Banks	49,846,944	—	—	49,846,944
Capital Markets	253,339,685	—	—	253,339,685
Commercial Services & Supplies	170,503,450	—	—	170,503,450
Communications Equipment	81,782,232	—	—	81,782,232
Diversified Consumer Services	147,061,171	—	—	147,061,171
Diversified Telecommunication Services	38,501,678	—	—	38,501,678
Electronic Equipment, Instruments & Components	77,070,002	—	—	77,070,002
Entertainment	245,244,300	—	—	245,244,300
Equity Real Estate Investment Trusts (REITs)	111,548,444	—	—	111,548,444
Food Products	18,685,117	—	—	18,685,117
Health Care Equipment & Supplies	560,360,320	—	—	560,360,320
Health Care Providers & Services	37,565,205	—	—	37,565,205
Hotels, Restaurants & Leisure	90,472,596	—	—	90,472,596
Interactive Media & Services	175,667,074	—	—	175,667,074
Internet & Direct Marketing Retail	63,130,382	—	—	63,130,382
IT Services	471,681,461	62,869,477	—	534,550,938
Life Sciences Tools & Services	123,468,872	—	—	123,468,872
Machinery	93,370,820	—	—	93,370,820
Media	35,222,456	—	—	35,222,456
Pharmaceuticals	67,939,170	—	—	67,939,170
Professional Services	252,024,684	—	—	252,024,684
Road & Rail	—	14,407,271	—	14,407,271
Semiconductors & Semiconductor Equipment	211,313,737	—	—	211,313,737
Software	478,731,897	—	—	478,731,897
Textiles, Apparel & Luxury Goods	56,794,679	—	—	56,794,679
Preferred Stocks:
Hotels, Restaurants & Leisure	—	—	13,098,703	13,098,703
Internet & Direct Marketing Retail	—	—	17,018,238	17,018,238
Software	—	—	2,986,215	2,986,215
Short-Term Securities	86,469,645	—	—	86,469,645

Subtotal	$4,267,499,693	$77,276,748	$33,103,156	$4,377,879,597

Investments Valued at Net Asset Value (“NAV”)(a)				213,717,833

Total Investments				$4,591,597,430

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks

Assets:
Opening Balance, as of September 30, 2018	$28,136,201
Transfers into Level 3	—
Transfers out of Level 3	(14,309,916)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	2,696,868
Purchases	16,580,003
Sales	—

Closing Balance, as of June 30, 2019	$33,103,156

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$2,696,868

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

3